Acquisition of the Oriental VIP Room (Details 5) (VIP Room [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
VIP Room [Member]
Proforma Consolidated Revenue [Line Items]
Revenue	$ 242,775,634	$ 250,471,881	$ 287,328,566
Expenses	242,079,136	188,319,635	214,266,663
Pro Forma Net Income Attributable To Ordinary Shareholders	$ 696,498	$ 62,152,246	$ 73,061,903
Pro Forma Net Income Per Share
Basic (in dollars per share)	$ 0.01	$ 1.36	$ 1.81
Diluted (in dollars per share)	$ 0.01	$ 1.36	$ 1.75
Weighted average shares outstanding
Basic (in shares)	53,030,405	45,752,743	40,398,512
Diluted (in shares)	53,210,572	45,752,922	41,825,173